Note F - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2012	2011	2010
United States	$40,019	$37,329	$34,593
Foreign countries	2,428	5,356	3,740
Income tax expense	$42,447	$42,685	$38,333

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011	2010
Current expense:
Federal	$11,542	$10,037	$6,369
Foreign	(324)	1,576	1,064
State and local	1,021	761	771
	12,239	12,374	8,204
Deferred expense (benefit):
Federal	2,109	1,429	4,138
Foreign	(189)	(101)	(42)
State and local	85	179	70
	2,005	1,507	4,166
Income tax expense	$14,244	$13,881	$12,370

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011	2010
Income taxes at statutory rate	$14,856	$14,940	$13,417
State and local income taxes, net of federal tax benefit	719	611	547
Research and development tax credits	-	(375)	(350)
Domestic production activities	(980)	(811)	(599)
Lower foreign taxes differential	(528)	(577)	(439)
Uncertain tax positions	(236)	49	(234)
Other	413	44	28
	$14,244	$13,881	$12,370

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011	2010
Deferred tax assets:
Inventories	$170	$49	$-
Accrued liabilities	2,430	2,506	2,237
Postretirement health benefits obligation	7,848	8,060	7,849
Pension	1,217	873	-
Other	452	1,634	1,834
	12,117	13,122	11,920

Deferred tax liabilities:
Inventories	-	-	391
Depreciation and amortization	14,376	13,419	11,524
Pension	-	-	2,001
	14,376	13,419	13,916
Net deferred tax liabilities	$(2,259)	$(297)	$(1,996)

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	2012	2011	2010
Balance at beginning of year	$1,423	$1,298	$1,461
Additions based on tax positions related to the current year	68	132	106
(Reduction) additions for tax positions of prior years	(1)	117	149
Reductions due to lapse of applicable statute of limitations	(131)	(124)	(157)
Settlements	(938)	-	(261)
Balance at end of year	$421	$1,423	$1,298